Note 6 - Blanket Mine Indigenization Transaction (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of indigenisation shareholder percentages and facilitation loan balances [text block]
Blanket Mine’s indigenisation shareholding percentages and facilitation loan balances
				Balance of facilitation loan #
$ 000's	Shareholding	NCI Recognised	NCI subject to facilitation loan	Dec, 31, 2019	Dec, 31 2018
NIEEF	16%	3.2%	12.8%	11,877	11,876
Fremiro (refer note 38(b))	15%	3.0%	12.0%	11,458	11,466
Community Trust	10%	10.0%	-	-	-
BETS	10%	- *	- *	7,639	7,644
	51%	16.2%	24.8%	30,974	30,986

Disclosure of facilitation loans [text block]
Balance at January 1, 2018	31,052
Interest accrued	2,173
Dividends used to repay loans	(2,239)
Balance at December 31, 2018	30,986
Interest accrued	1,609
Dividends used to repay loans	(1,621)
Balance at December 31, 2019	30,974

Disclosure of movement in dividend loan [text block]
Total

Balance at January 1, 2018	2,604
Interest accrued	174
Dividends used to repay advance dividends	(725)
Balance at December 31, 2018	2,053
Interest accrued	104
Dividends used to repay advance dividends	(525)
Balance at December 31, 2019	1,632